Reconciliation of Effective Income Tax Provision of Tax Computed By Applying Statutory Income Tax Rate to Pre-Tax Income (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
Income Tax Disclosure [Abstract]
Expected taxation at PRC statutory tax rate	$ 818	¥ 5,321	¥ 3,627	¥ 9,477
Effect of differing tax rates in different jurisdictions	131	854	736	(5,254)
Non-taxable income	(140)	(913)	(73)	(65)
Non-deductible expenses	99	653	115	165
Research and development super-deduction	(139)	(905)	(726)	(768)
Effect of PRC preferential tax rates and tax holiday	(322)	(2,095)	(1,851)	(1,547)
Effect of tax rate changes on deferred taxes	1	7	(13)	80
Over-accrued EIT for previous years	(89)	(579)	(520)	(249)
PRC withholding tax	16	101	283	2,471
Addition to valuation allowance	85	551	1,335	1,165
Taxation for the year	$ 460	¥ 2,995	¥ 2,913	¥ 5,475
Effective tax rate	14.07%	14.07%	20.08%	14.44%
Effect of preferential tax rates inside the PRC on basic earnings per Class A and Class B ordinary share | (per share)	$ 9.27	¥ 60.33	¥ 53.41	¥ 44.31